26 Retirement benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits
Retirement benefits
26	Retirement benefits

The Group operates a defined contribution pension scheme for the benefit of its employees. The assets of the scheme are administered by trustees in funds independent from those of the Group.